Commitments	12 Months Ended
Jan. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments
Commitments
Letters of Credit
As of January 31, 2016, the Company had a total of $81.9 million in letters of credit outstanding substantially in favor of certain landlords for office space. These letters of credit renew annually and expire at various dates through December 2030.
Leases
The Company leases facilities space and certain fixed assets under non-cancelable operating and capital leases with various expiration dates.
As of January 31, 2016, the future minimum lease payments under non-cancelable operating and capital leases are as follows (in thousands):

	Capital Leases	Operating Leases	Financing Obligation, Building in Progress-Leased Facility(1)
Fiscal Period:
Fiscal 2017	$118,820	$356,527	$16,877
Fiscal 2018	122,467	319,878	21,107
Fiscal 2019	115,581	251,649	21,551
Fiscal 2020	201,543	202,514	21,995
Fiscal 2021	0	189,430	22,440
Thereafter	0	998,849	230,077
Total minimum lease payments	558,411	$2,318,847	$334,047
Less: amount representing interest	(60,207)
Present value of capital lease obligations	$498,204
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(1) Total Financing Obligation, Building in Progress-Leased Facility noted above represents the total obligation on the lease agreement noted in Note 3 “Property and Equipment” and includes $196.7 million that was recorded to Financing obligation, building in progress-leased facility, which is included in Other noncurrent liabilities on the balance sheet.
The Company’s agreements for the facilities and certain services provide the Company with the option to renew. The Company’s future contractual obligations would change if the Company exercised these options.
The terms of the lease agreements provide for rental payments on a graduated basis. The Company recognizes rent expense on a straight-line basis over the lease period and has accrued for rent expense incurred but not paid. Of the total operating lease commitment balance of $2.3 billion, approximately $2.0 billion is related to facilities space. The remaining commitment amount is related to computer equipment and furniture and fixtures.
Rent expense for fiscal 2016, 2015 and 2014 was $174.6 million, $162.8 million and $123.6 million, respectively.